Investments accounted for using the equity method (Details) - CNY (¥)				1 Months Ended		12 Months Ended
	Nov. 24, 2022	Feb. 20, 2020	Mar. 28, 2017	Mar. 31, 2020	Jan. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Investment in associate
At beginning of year							¥ 199,200,000	¥ 184,907,000
Share of gains of an associate							7,157,000	25,291,000
Impairment charges on an associate							(7,157,000)	(10,998,000)
Disposal							(199,200,000)
At end of year								199,200,000
Investment in joint venture
At beginning of year								439,000
Additions							2,550,000
Share of losses of a joint venture							(2,550,000)	¥ (439,000)
Capital invested							2,550,000
Equity Transfer Agreement
Investment in associate
Percentage of equiyt interest	40.00%
Receivable consideration from sale of investment	¥ 199,200,000
Puhui Lixin
Investment in associate
Additions				¥ 60,000,000	¥ 100,000,000
Gain on dilution of interest in associate		¥ 2,511,000
Investing a capital amount			¥ 40,000,000
Percentage of equiyt interest		31.82%		40.00%	35.00%
Pingan Puhui / Puhui Lixin
Investment in associate
Additions		¥ 40,000,000
Open Portal Guangxi
Investment in associate
Additions							¥ 2,550,000		¥ 2,040,000
Investment in joint venture
Percentage of equity interest						51.00%
Digital Guagnxi / Open Portal Guangxi
Investment in joint venture
Percentage of equity interest						49.00%